Average Annual Total Returns - Columbia Commodity Strategy Fund	Oct. 01, 2020
BloombergCommodityIndexTotalReturnreflectsnodeductionsforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	7.69%
5 Years	(3.92%)
Since Inception	(7.43%)	[1]
Class A
Average Annual Return:
1 Year	1.09%
5 Years	(5.62%)
Since Inception	(8.21%)	[1]
Inception Date	Jun. 18, 2012
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	0.74%
5 Years	(6.87%)
Since Inception	(8.94%)	[1]
Inception Date	Jun. 18, 2012
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.64%
5 Years	(4.65%)
Since Inception	(5.98%)	[1]
Inception Date	Jun. 18, 2012
Class C
Average Annual Return:
1 Year	5.53%
5 Years	(5.17%)
Since Inception	(8.26%)	[1]
Inception Date	Jun. 18, 2012
Class R
Average Annual Return:
1 Year	7.12%
5 Years	(4.66%)
Since Inception	(7.78%)	[1]
Inception Date	Jun. 18, 2012
Class Inst
Average Annual Return:
1 Year	7.45%
5 Years	(4.25%)
Since Inception	(7.37%)	[1]
Inception Date	Jun. 18, 2012
Class Adv
Average Annual Return:
1 Year	7.63%
5 Years	(4.20%)
Since Inception	(7.37%)	[1]
Inception Date	Mar. 19, 2013
Class Inst2
Average Annual Return:
1 Year	7.69%
5 Years	(4.14%)
Since Inception	(7.34%)	[1]
Inception Date	Jan. 08, 2014
Class Inst3
Average Annual Return:
1 Year	7.99%
5 Years	(4.06%)
Since Inception	(7.31%)	[1]
Inception Date	Oct. 01, 2014

[1]	Returns shown for periods prior to the inception date of a class include the returns of the Fund's Class T shares for the period from July 28, 2011 through June 17, 2012 and of the Fund's Class A shares for the periods from June 18, 2012 through the inception date of such class (in each case, without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share class, where applicable). Class T shares were offered prior to the Fund's Class A shares but have since been merged into the Fund's Class A shares.